Organization and Principal Activities	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

EPWK Holdings Ltd. (“EPWK Cayman” or the “Company”) was incorporated on March 24, 2022, a holding company, as an exempted company with limited liability in the Cayman Islands. The Company principally engages in providing an online service platform, which can assist small service providers to promote their business to users with real service requirements. The business is operated through its subsidiaries in the People’s Republic of China (the “PRC”). In March 2011, Mr. Guohua Huang and Mr. Zhinan Huang jointly founded Xiamen EPWK Network Technology Co., Ltd. ( “EPWK VIE”), to conduct the main business. Mr. Guohua Huang and Mr. Zhinan Huang are jointly deemed as controlling shareholders. In December 2020 and May 2021, EPWK VIE acquired Qi Zhi (Beijing) Certification Co., Ltd. and Xiamen Yipinkutai Investment Co., Ltd. respectively, which are controlled by Mr. Guohua Huang (“Controlling Shareholder”). The Company underwent a series of onshore and offshore reorganizations, which were completed on August 11, 2022.

Immediately before and after the reorganization, the Controlling Shareholder of EPWK VIE controlled EPWK VIE and EPWK Cayman. During the years presented in these consolidated financial statements, the control of the entities has remained under the control of Guohua Huang. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of EPWK Cayman and its subsidiaries and VIEs has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

EPWK Cayman and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Corporate Structure

EPWK Cayman is a holding company incorporated in Cayman Islands that does not have substantive operations. The Company is an investment holding company; its primary business operations are conducted through its subsidiaries and its variable interest entities as described below.

Subsidiaries

●	EPWK Group Limited (“EPWK BVI”), was incorporated in the British Virgin Islands on April 4, 2022. It is a wholly-owned subsidiary of EPWK Cayman.

●	EPWK Holdings Limited (“EPWK HK”) was incorporated in Hong Kong on April 28, 2022. It is a wholly owned subsidiary of EPWK BVI.

●	Yipinweike (Guangzhou) Network Technology Co., Ltd. (“WFOE”) was organized pursuant to PRC laws on July 26, 2022. It is a wholly owned subsidiary of EPWK HK.

●	EP Zhishang (Xiamen) Network Technology Co. Ltd. was organized pursuant to PRC laws on July 26, 2022, principally providing software development and IT consulting service. It is a wholly owned subsidiary of EPWK HK.

●	Xiamen Qizhihua Technology Co., Ltd. was organized pursuant to PRC laws on March 24, 2025, principally providing software development and IT consulting service. It is a wholly owned subsidiary of EPWK HK.

VIE

●	Xiamen EPWK Network Technology Co., Ltd., (“EPWK VIE”), an onshore holding and operating company established in the PRC on March 25, 2011, holding our other operating subsidiaries in the PRC and principally providing an online service platform, which can assist small service providers to promote their business to users with real service requirements. WFOE has effective control of EPWK VIE and its subsidiaries which are listed below.

●	Xiamen Yipinweike Information Technology Co., Ltd., an onshore operating entity established in the PRC on December 29, 2015, principally providing services of intellectual properties’ application, registration, transferring and advisory.

●	Xiamen Yipinkutai Investment Co., Ltd. (former name Xiamen Kutai Network Technology Co., Ltd.), an onshore operating entity established in the PRC on November 3, 2013, principally running an online decoration website to connect decoration service providers and users.

●	Xiamen EPWK Zhibang Finance and Taxation Service Co., Ltd., an onshore operating entity established in the PRC on September 26, 2018, principally providing bookkeeping and tax advisory services.

●	Xiamen Yipinzhihui Investment Co., Ltd., an onshore operating entity established in the PRC on August 11, 2015, principally providing angel investment and investment advisory services.

●	Xiamen EPWK Yixing Business Incubator Management Co., Ltd. an onshore operating entity established in the PRC on November 11, 2015, principally providing corporation support services especially for robot related ventures.

●	Xiamen Yipinchuangke Incubator Operation Co., Ltd., an onshore operating entity established in the PRC on February 28, 2017, principally provide workspace, communication and resource-sharing platform at very favorable price to innovative entrepreneurs.

●	Qi Zhi (Beijing) Certification Co., Ltd, an onshore operating entity established in the PRC on January 29, 2019, principally providing qualifications certification advisory services, such as ISO qualification advisory.

●	Xiamen EPWK Kutai Incubator Management Co., Ltd., an onshore operating entity established in the PRC on January 5, 2021, principally providing corporate setup and related services.

●	EP Huicheng (Guangzhou) Network Technology Co., Ltd., or EPHC, as an onshore operating entity was established in the PRC on June 1, 2022 in order to expand our software and information technology services.

●	Qi Zhi (Xiamen) Certification Co., Ltd., an onshore operating entity established in the PRC on March 30, 2022, principally providing marketing and other supporting services related to the certification service.

The VIE Agreements

EPWK Cayman, EPWK HK and WFOE, are considered as foreign invested enterprises. To comply with these regulations, the Company conducts its business operation in PRC through its VIEs.

WFOE, EPWK VIE and the EPWK VIE Shareholders entered into a series of contractual arrangements, 1) Call Option Agreement, 2) Exclusive Business Cooperation Agreement, and 3) Equity Pledge Agreement, 4) Powers of Attorney (POAs), and 5) irrevocable Commitment Letter, known as VIE Agreements, on August 11, 2022. Under the VIE Agreements, EPWK WFOE is entitled to collect a service fee that is equal to 100% of the net income of the EPWK VIE, and EPWK WFOE has the power to direct the activities of the EPWK VIE that can significantly impact the EPWK VIE’s economic performance and is obligated to absorb losses of the EPWK VIE, which makes us, through our direct ownership of 100% of the equity in EPWK WFOE, the primary beneficiary to receive the economic benefits of the EPWK VIE’s business operation for accounting purposes. Because our economic interest in the EPWK VIE is more than insignificant exposure to potential losses of or benefits from it, and we have power over the most significant economic activities of the EPWK VIE, we have consolidated the financial results of the EPWK VIE in our consolidated financial statements under generally accepted accounting principles in the U.S. (“U.S. GAAP”). However, the economic interest in and the power over the EPWK VIE are based on contractual agreements and are not equivalent to equity ownership in the business of the EPWK VIE, and the structure involves unique risks to investors.

Call Option Agreement

Pursuant to the Call Option Agreement among WFOE, EPWK VIE and its shareholders, the shareholders irrevocably granted WFOE or any third party designated by WFOE an option to purchase all or part of their equity interests in EPWK VIE at any time, either at its own discretion or through its designated person, at the lowest price permitted under applicable PRC laws. Without WFOE’s prior written consent, the shareholders and EPWK VIE agreed not to, among other things: amend the articles of association of EPWK VIE; increase or decrease the registered capital of EPWK VIE; change EPWK VIE’s business activities; alter EPWK VIE’s capital structure; sell, assign, mortgage or dispose of any legal or beneficial rights to or in any of EPWK VIE’s assets, business, or revenue; incur, assume or guarantee any debts; enter into any material contract; extend any loan or credit to any party, or provide any guarantee or assume any obligation of any party; merge or consolidate with any third party or acquire or invest in any third party; or distribute dividends. The shareholders and EPWK VIE agreed to manage business and handle financial and commercial affairs prudently and in accordance with relevant laws and codes of practice.

The call option agreements remain in effect for 10 years until August 10, 2032 and shall be automatically renewed for one year at the expiration date of the validity term. However, WFOE shall have the right to terminate these agreements upon giving 30 days’ prior written notice to EPWK VIE at any time.

Powers of Attorney (POAs)

Pursuant to the Powers of Attorney, the shareholders of EPWK VIE give WFOE an irrevocable proxy to act on their behalf on all matters pertaining to EPWK VIE and to exercise all of their rights as shareholders of EPWK VIE, including the right to attend shareholders meetings, to exercise voting rights and all of the other rights, and to sign transfer documents and any other documents in relation to the fulfilment of the obligations under the call option agreements and the equity pledge agreements.

The shareholders powers of attorney remain in effect for 10 years until August 10, 2032 and shall be automatically renewed for one year at the expiration date of the validity term. However, shareholders of EPWK VIE shall have the right to terminate these agreements upon giving 30 days’ prior written notice to WFOE at any time.

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement, WFOE has the exclusive right to provide EPWK VIE technical support, consulting services and other management services in return for certain service fees. For services rendered to EPWK VIE by WFOE under this agreement, WFOE is entitled to collect a service fee that shall be calculated based upon EPWK VIE’s actual operation. The service fee should approximately equal to EPWK VIE’s net profit from amalgamation offsetting previous year’s loss (if any), operating expense, all expenses, tax and other mandatory expenditure. Without WFOE’s prior written consent, EPWK VIE may not accept any services subject to this agreement from any third party. WFOE will have the exclusive ownership of all intellectual property rights created as a result of the performance of this agreement.

The exclusive business cooperation agreement remains in effect for 10 years until August 10, 2032, and shall be automatically renewed for one year at the expiration date of the validity term. However, WFOE shall have the right to terminate this agreement upon giving 30 days’ prior written notice to EPWK VIE at any time.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, the shareholders of EPWK VIE have agreed to pledge 100% equity interest in EPWK VIE to WFOE to guarantee the performance obligations of EPWK VIE under the Exclusive Business Cooperation Agreement the Call Option Agreement. If EPWK VIE or its shareholders breach their contractual obligations under these agreements, WFOE, as pledgee, will have the right to exercise the Pledge. The shareholders also agreed that, without prior written consent of WFOE, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. The equity pledge agreement will take effect from the date of signing, that is, on August 11, 2022, and three days after the agreement is signed, the share pledge will be recorded under the EPWK VIE shareholder register.

The equity pledge agreements remain in effect for 10 years until August 10, 2032 and shall be automatically renewed for one year at the expiration date of the validity term. However, WFOE shall have the right to terminate these agreements upon giving 30 days’ prior written notice to EPWK VIE at any time.

Irrevocable Commitment Letter

Pursuant to the irrevocable commitment letter, the individual shareholders of EPWK VIE commit that their spouses or inheritors have no right to claim any rights or interest in relation to the shares that they hold in EPWK VIE and have no right to impose any impact on the daily managing duties of EPWK VIE, and commit that if any event which refrains them from exercising shareholders’ rights as a registered shareholder, such as death, incapacity, divorce or any other event, could happen to them, the shareholders of EPWK VIE will take corresponding measures to guarantee the rights of other registered shareholders and the performance of the Contractual Arrangements. The letter is irrevocable and shall not be withdrawn without the consent of WFOE. The spouses of EPWK VIE individual shareholders also undertake that they have no right to claim any rights or interest in relation to the shares that they hold in EPWK VIE and have no right to impose any impact on the daily managing duties of EPWK VIE.

The Company has concluded that the Company is the primary beneficiary of EPWK VIE and its subsidiaries and should consolidate financial statements. The Company is the primary beneficiary based on the VIE Agreements that each equity holder of EPWK pledged their rights as a shareholder of EPWK VIE to WFOE. These rights include, but are not limited to, voting on all matters of EPWK VIE requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in EPWK VIE, oversee and review EPWK VIE’s operation and financial information. As such, the Company, through WFOE, is deemed to hold all of the voting equity interest in EPWK VIE and its subsidiaries.

For the periods presented, the Company has not provided any financial or other support to either EPWK VIE or its subsidiaries. However, pursuant to the Exclusive Business Cooperation Agreement, the Company may provide complete technical support, consulting services and other services during the term of the VIE agreements. Though not explicit in the VIE agreements, the Company may provide financial support to EPWK VIE to meet its working capital requirements and capitalization purposes. The terms of the VIE Agreements and the Company’s plan of financial support to the VIE were considered in determining that the Company is the primary beneficiary of the VIE. Accordingly, the financial statements of the VIE are consolidated in the Company’s consolidated financial statements.

Based on the foregoing VIE Agreements, WFOE has effective control of EPWK VIE and its subsidiaries, which enables WFOE to receive all of their expected residual returns of the VIE and its subsidiaries. Therefore, EPWK Cayman is considered as the ultimate primary beneficiary of EPWK VIE and its subsidiaries and has consolidated EPWK VIE’s and its subsidiaries’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements in accordance with Accounting Standards Codification, or ASC, 810-10, Consolidation.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could, among others:

●	revoke business and operating licenses of EPWK Cayman’s PRC subsidiary and VIE;

●	levy fines on EPWK Cayman’s PRC subsidiary and VIE;

●	confiscate any income of EPWK Cayman’s PRC subsidiary and VIE that they deem to be obtained through illegal operations;

●	shut down services of EPWK Cayman’s PRC subsidiary and VIE;

●	discontinue or restrict EPWK Cayman’s PRC subsidiary and VIE’s operations in China;

●	impose conditions or requirements with which EPWK Cayman’s PRC subsidiary and VIE may not be able to comply;

●	require EPWK Cayman or EPWK Cayman’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations;

●	restrict or prohibit EPWK Cayman’s use of the proceeds of the additional public offering to finance EPWK Cayman’s business and operations in China; and

●	take other regulatory or enforcement actions that could be harmful to EPWK Cayman’s or EPWK Cayman’s PRC subsidiary and VIE’s business.

EPWK Cayman’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, EPWK Cayman may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE. EPWK Cayman, however, does not believe such actions would result in the liquidation or dissolution of EPWK Cayman, its PRC subsidiaries and VIE.

The interests of the shareholders of VIE may diverge from that of EPWK Cayman and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIE not to pay the service fees when required to do so. EPWK Cayman cannot assure that when conflicts of interest arise, shareholders of VIE will act in the best interests of EPWK Cayman or that conflicts of interests will be resolved in EPWK Cayman’s favor. EPWK Cayman believes the shareholders of VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide EPWK Cayman with a mechanism to remove the current shareholders of VIE should they act to the detriment of EPWK Cayman. EPWK Cayman relies on certain current shareholders of VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of EPWK Cayman. If EPWK Cayman cannot resolve any conflicts of interest or disputes between EPWK Cayman and the shareholders of VIE, EPWK Cayman would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

As of June 30, 2024 and 2025, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation. The following financial information of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements:

	As of June 30,
	2025	2024
Total assets	$4,110,737	4,511,386
Total liabilities	$12,183,945	11,709,424

	For the years ended June 30,
	2025	2024	2023
Total net revenue	$27,841,607	$20,215,245	$19,800,874
Net loss	$(765,653)	$(1,200,039)	$(1,080,016)

Net cash used in operating activities	$(372,969)	$(1,623,106)	$(1,496,547)
Net cash (used in) provided by investing activities	$(4,040)	$(1,280)	$35,264
Net cash provided by financing activities	$534,404	$1,242,456	$1,447,767